Redeemable Convertible Preferred Stock - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Conversion of Legacy Matterport preferred shares		$ 164,461	$ 0
Common Stock
Class of Stock [Line Items]
Aggregate shares issued upon conversion of Legacy Matterport preferred stock (in shares)	126,460,926
Conversion of Legacy Matterport preferred shares	$ 164,500